Revenue (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2021		2020		2021		2020

Sales
Gold credit sales	$162,293	50%	$159,272	64%	$297,319	44%	$318,794	64%
Silver
Silver credit sales	$119,562	36%	$62,526	25%	$265,724	41%	$132,033	26%
Concentrate sales	29,893	9%	16,616	7%	57,613	9%	31,027	6%
Total silver sales	$149,455	45%	$79,142	32%	$323,337	50%	$163,060	32%
Palladium credit sales	$10,822	3%	$9,540	4%	$23,097	4%	$20,890	4%
Cobalt sales	$7,823	2%	$-	0%	$10,759	2%	$-	0%

Total sales revenue	$330,393	100%	$247,954	100%	$654,512	100%	$502,744	100%